Sprott Junior Gold Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Diversified Metals & Mining (5.90%)
Collective Mining, Ltd.(a)	593,819	$10,428,437
TR Anadolu Metal Madencilik Isletmeleri AS(a)	3,101,138	8,304,034
Total Diversified Metals & Mining		18,732,471

Gold Mining (87.45%)
Alkane Resources, Ltd.(a)	8,991,080	8,808,824
Allied Gold Corp.(a)	508,139	15,750,811
Aris Mining Corp.(a)	836,603	15,534,078
Bellevue Gold, Ltd.(a)(b)	9,229,033	9,487,684
Catalyst Metals, Ltd.(a)	2,086,538	9,069,526
Centerra Gold, Inc.	883,280	15,708,682
DRDGOLD, Ltd.	3,189,659	9,313,795
Emerald Resources NL(a)	2,449,221	9,074,443
Firefinch, Ltd.(a)(b)(c)	6,635,363	32,046
Fortuna Mining Corp.(a)(b)	1,434,655	14,263,014
i-80 Gold Corp.(a)(b)	5,632,930	8,543,945
Kingsgate Consolidated, Ltd.	3,524,270	10,698,911
McEwen, Inc.(a)(b)	425,510	8,688,914
Ora Banda Mining, Ltd.(a)	11,562,896	9,294,163
Pantoro Gold, Ltd.(a)	2,725,136	6,242,291
Perpetua Resources Corp.(a)(b)	497,379	14,015,712
Predictive Discovery, Ltd.(a)	16,049,845	8,249,827
Resolute Mining, Ltd.(a)	10,164,744	9,783,368
Rupert Resources, Ltd.(a)	1,826,673	8,443,324
Seabridge Gold, Inc.(a)(b)	445,763	12,632,923
Snowline Gold Corp.(a)	772,294	7,705,730
Southern Cross Gold Consolidated, Ltd.(a)(b)	1,472,625	9,368,652
Tongguan Gold Group, Ltd.	22,798,000	8,402,568
Turk Altin Isletmeleri AS(a)	13,340,671	12,578,034
Vault Minerals, Ltd.	4,304,899	12,385,592
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	–
Wesdome Gold Mines, Ltd.(a)(b)	733,135	13,091,132
West African Resources, Ltd.(a)	4,661,646	10,292,171
Total Gold Mining		277,460,160

Precious Metals & Minerals Mining (2.65%)
Avino Silver & Gold Mines, Ltd.(a)(b)	1,323,025	8,397,894

Silver Mining (3.81%)
Endeavour Silver Corp.(a)(b)	1,294,142	12,075,310

TOTAL COMMON STOCKS
(Cost $244,645,491)		316,665,835

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.90%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $415,064)	3.58%	415,064	$415,064

Investments Purchased with Collateral from Securities Loaned (5.77%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $18,315,843)		18,315,843	$18,315,843
TOTAL SHORT TERM INVESTMENTS
(Cost $18,730,907)			18,730,907

TOTAL INVESTMENTS (105.71%)
(Cost $263,376,398)			$335,396,742
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.71%)			(18,114,628)
NET ASSETS - 100.00%			$317,282,114

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $20,471,274. The loaned securities were secured with cash collateral of $18,315,843 and non-cash collateral with the value of $1,528,359. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Sprott Gold Miners ETF
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Gold Mining (99.91%)
Agnico Eagle Mines, Ltd.	397,548	$80,695,585
Alamos Gold, Inc., Class A	53,668	2,387,688
Allied Gold Corp.(a)	61,962	1,920,639
Anglogold Ashanti PLC	140,340	13,663,502
Aris Mining Corp.(a)	102,762	1,908,089
B2Gold Corp.	4,363,142	19,822,484
Barrick Mining Corp.(b)	1,458,020	59,584,816
Centerra Gold, Inc.	1,123,743	19,985,193
Coeur Mining, Inc.(a)	1,347,590	25,294,264
DPM Metals, Inc.(b)	602,503	21,213,857
Eldorado Gold Corp.(b)	66,122	2,270,612
Endeavour Mining PLC(b)	448,102	26,868,081
Equinox Gold Corp.(b)	161,068	2,326,113
Fortuna Mining Corp.(a)	152,779	1,518,894
Franco-Nevada Corp.	192,496	47,663,897
G Mining Ventures Corp.(a)	69,376	2,434,718
Gold Fields, Ltd., Sponsored ADR	189,076	8,584,051
Harmony Gold Mining Co., Ltd., Sponsored ADR	136,569	2,099,066
IAMGOLD Corp.(a)	1,228,495	23,102,170
K92 Mining, Inc.(a)(b)	127,829	2,169,537
Kinross Gold Corp.	1,324,083	40,481,094
Lundin Gold, Inc.(b)	372,877	28,495,834
Montage Gold Corp.(a)	181,940	2,070,383
Newmont Corp.	520,037	56,294,005
Novagold Resources, Inc.(a)(b)	222,401	2,003,224
OceanaGold Corp.	628,767	19,824,399
OR Royalties, Inc.	551,793	21,011,053
Orla Mining, Ltd.(b)	1,248,491	20,076,733
Pan American Silver Corp.	44,898	2,456,141
Perpetua Resources Corp.(a)	60,968	1,718,026
Royal Gold, Inc.	9,566	2,434,451
Seabridge Gold, Inc.(a)(b)	52,089	1,477,184
Skeena Resources, Ltd.(a)(b)	60,445	1,800,184
Southern Cross Gold Consolidated, Ltd.(a)(b)	129,300	822,590
SSR Mining, Inc.(a)	740,532	21,751,231
Torex Gold Resources, Inc.(b)	403,562	18,523,064
Triple Flag Precious Metals Corp.(b)	612,191	21,255,715
Wesdome Gold Mines, Ltd.(a)	1,168,718	20,869,064
Wheaton Precious Metals Corp.	410,827	53,926,397
Total Gold Mining		702,804,028

TOTAL COMMON STOCKS
(Cost $377,821,332)		702,804,028

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.39%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $652,420)	3.58%	652,420	$652,420

Investments Purchased with Collateral from Securities Loaned (4.30%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $30,253,587)		30,253,587	$30,253,587
TOTAL SHORT TERM INVESTMENTS
(Cost $30,906,007)			30,906,007

TOTAL INVESTMENTS (104.30%)
(Cost $408,727,339)			$733,710,035
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.30%)			(30,247,357)
NET ASSETS - 100.00%			$703,462,678

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $33,032,283. The loaned securities were secured with cash collateral of $30,253,587 and non-cash collateral with the value of $1,961,226. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Sprott Uranium Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (13.55%)
Sprott Physical Uranium Trust(a)(b)	14,374,486	$290,362,344

TOTAL CLOSED END FUND
(Cost $248,766,950)		290,362,344

Security Description	Shares	Value
COMMON STOCKS (86.06%)
Coal & Consumable Fuels (85.00%)
Atha Energy Corp.(a)(b)(c)	31,371,972	18,492,572
Aura Energy, Ltd.(a)(b)(c)	69,233,601	5,732,128
Bannerman Energy, Ltd.(a)(b)(c)	20,135,364	50,707,253
Berkeley Energia, Ltd.(a)(b)(c)	25,286,541	8,367,264
Boss Energy, Ltd.(a)(b)	41,759,003	43,937,739
Cameco Corp.	4,065,822	441,588,927
CanAlaska Uranium, Ltd.(a)(b)(c)	21,659,047	11,832,992
CGN Mining Co., Ltd.	181,600,300	89,396,669
Deep Yellow, Ltd.(a)(b)	69,192,062	83,304,688
Denison Mines Corp.(a)(c)	28,459,057	100,460,471
Encore Energy Corp.(a)(b)(c)	19,480,204	35,288,702
Energy Fuels, Inc.(a)	5,486,696	100,132,202
IsoEnergy, Ltd.(a)(b)(c)	4,042,315	42,832,092
Laramide Resources, Ltd.(a)(b)	21,568,513	10,698,206
Lotus Resources, Ltd.(a)(b)(c)	26,206,935	23,053,887
Mega Uranium, Ltd.(a)(b)(c)	35,120,624	15,147,994
NAC Kazatomprom JSC, GDR(d)	1,292,086	100,782,708
NexGen Energy, Ltd.(a)	23,277,293	270,016,599
Paladin Energy, Ltd.(a)	12,347,200	94,134,430
Peninsula Energy, Ltd.(a)(b)	27,769,554	12,453,746
Uranium Energy Corp.(a)(c)	7,787,419	105,130,156
Uranium Royalty Corp.(a)	5,087,575	18,651,882
Ur-Energy, Inc.(a)(b)(c)	35,881,771	53,463,839
Yellow Cake PLC(a)(d)(e)	10,894,712	86,016,197
Total Coal & Consumable Fuels		1,821,623,343

Diversified Metals & Mining (1.06%)
Global Atomic Corp.(a)(b)	39,596,572	22,771,373

TOTAL COMMON STOCKS
(Cost $1,347,019,610)		1,844,394,716

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.47%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,486,208)	3.58%	1,486,208	$1,486,208

Investments Purchased with Collateral from Securities Loaned (1.41%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $30,133,563)		30,133,563	$30,133,563
TOTAL SHORT TERM INVESTMENTS
(Cost $31,619,771)			31,619,771

TOTAL INVESTMENTS (101.08%)
(Cost $1,627,406,331)			$2,166,376,831
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.08%)			(23,154,067)
NET ASSETS - 100.00%			$2,143,222,764

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $103,706,982 ($77,230,353 Unaffiliated and $26,476,629 Affiliated). The loaned securities were secured with cash collateral of $30,133,563 and non-cash collateral with the value of $70,650,403. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the market value of those securities was $ 186,798,905 , representing 8.72% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate market value of those securities was $86,016,197, representing 4.01% of net assets.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2026	Share Balance as of March 31, 2026
Closed End Fund
Sprott Physical Uranium Trust (a)	12,259,363	$239,640,603	3,250,988	$66,803,594	(1,135,865)	$(23,454,437)	$(1,179,939)	$8,552,523	$290,362,344	14,374,486

Common Stock
Coal & Consumable Fuels
Bannerman Energy, Ltd. (a)(b)	16,724,012	37,165,463	4,794,732	13,316,458	(1,383,380)	(3,858,364)	2,428,636	1,655,060	50,707,253	20,135,364
Laramide Resources, Ltd. (a)	18,390,817	7,637,438	4,680,469	2,645,486	(1,502,773)	(857,634)	1,117,850	155,066	10,698,206	21,568,513
CanAlaska Uranium, Ltd. (a)(b)	17,359,027	7,461,896	5,797,315	3,343,880	(1,497,295)	(878,179)	1,590,454	314,941	11,832,992	21,659,047
Mega Uranium, Ltd. (a)(b)	29,736,652	10,507,651	7,819,291	3,589,184	(2,435,319)	(1,127,179)	1,558,378	619,960	15,147,994	35,120,624
Deep Yellow, Ltd. (a)	73,307,512	90,016,299	11,733,346	20,038,659	(15,848,796)	(21,283,330)	(5,002,473)	(464,467)	83,304,688	69,192,062
Ur-Energy, Ltd. (a)(b)	31,966,693	44,433,703	7,036,016	11,810,491	(3,120,938)	(5,117,717)	1,338,824	998,538	53,463,839	35,881,771
Berkeley Energia, Inc. (a)(b)	25,789,716	8,656,017	-	-	(503,175)	(158,010)	(67,107)	(63,636)	8,367,264	25,286,541
Boss Energy, Ltd. (a)	35,273,552	34,485,908	9,500,574	11,168,913	(3,015,123)	(3,537,558)	1,186,038	634,438	43,937,739	41,759,003
IsoEnergy, Ltd.(a)(b)	3,059,051	27,836,907	1,238,996	12,890,161	(255,732)	(2,785,932)	4,250,871	640,085	42,832,092	4,042,315
Lotus Resource, Ltd.(a)(b)(c)	18,234,444	24,489,688	9,526,941	11,808,223	(1,554,450)	(2,332,323)	(11,134,809)	223,108	23,053,887	26,206,935
Encore Energy Corp. (a)(b)	16,013,776	38,151,650	4,795,409	11,567,337	(1,328,981)	(3,394,686)	(11,162,822)	127,223	35,288,702	19,480,404
Atha Energy Corp.	25,256,401	11,224,658	8,171,462	4,974,267	(2,055,891)	(1,303,463)	3,322,389	274,721	18,492,572	31,371,972
Aura Energy, Ltd.(a)(b)	56,182,282	6,561,336	17,672,862	1,964,633	(4,621,543)	(532,690)	(2,338,336)	77,185	5,732,128	69,233,601

Diversified Metals & Mining
Global Atomic Corp. (a)	33,071,987	17,348,607	9,332,281	5,617,917	(2,807,696)	(1,664,683)	1,231,550	237,982	22,771,373	39,596,572
		$605,617,824		$181,539,203		$(72,286,185)	$(12,860,496)	$13,982,727	$715,993,073
Securities that became affiliated during the period
Coal & Consumable Fuels
Peninsula Energy, Ltd. (a)	10,062,087	4,331,144	18,187,246	10,617,269	(479,779)	(294,799)	(2,312,104)	112,236	12,453,746	27,769,554
		$609,948,968		$192,156,472		$(72,580,984)	$(15,172,600)	$14,094,963	$728,446,819

(a)	Non-income producing security
(b)	As of March 31, 2026, the security, or a portion of the security position is on loan
(c)	Includes effect of a reverse split (1:11.5) effective on January 20, 2026

Sprott Critical Materials ETF
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Coal & Consumable Fuels (26.12%)
Bannerman Energy, Ltd.(a)(b)	310,525	$782,001
Boss Energy, Ltd.(a)(b)	1,508,298	1,586,992
Cameco Corp.	228,464	24,813,475
CGN Mining Co., Ltd.	13,105,050	6,451,244
Deep Yellow, Ltd.(a)(b)	1,321,719	1,591,301
Denison Mines Corp.(a)(b)	3,369,525	11,894,423
Encore Energy Corp.(a)	703,294	1,274,028
Energy Fuels, Inc.(a)(b)	450,221	8,216,533
IsoEnergy, Ltd.(a)	73,607	779,935
Lotus Resources, Ltd.(a)(b)	396,528	348,820
NAC Kazatomprom JSC, GDR(c)	366,084	28,554,552
NexGen Energy, Ltd.(a)(b)	1,092,703	12,675,355
Paladin Energy, Ltd.(a)(b)	1,795,010	13,685,066
Peninsula Energy, Ltd.(a)(b)	1,224,131	548,983
Uranium Energy Corp.(a)	1,351,260	18,242,010
Uranium Royalty Corp.(a)(b)	226,635	827,218
Ur-Energy, Inc.(a)	1,337,587	1,993,004
Total Coal & Consumable Fuels		134,264,940

Copper Mining (18.38%)
Aeris Resources, Ltd.(a)	461,364	125,736
Antofagasta PLC	286,351	12,609,723
Arizona Sonoran Copper Co., Inc.(a)	64,554	324,835
Atalaya Mining Copper SA	63,274	593,780
Capstone Copper Corp.(a)	593,362	4,474,421
Central Asia Metals PLC	83,324	178,224
ERO Copper Corp.(a)	62,659	1,669,736
Faraday Copper Corp.(a)	99,122	299,268
First Quantum Minerals, Ltd.(a)	460,517	11,010,564
Freeport-McMoRan, Inc.	470,798	27,673,506
Hindustan Copper, Ltd.	290,126	1,387,178
Imperial Metals Corp.(a)	39,550	220,907
Jinchuan Group International Resources Co., Ltd.(b)(d)	323,600	26,412
KGHM Polska Miedz SA	88,163	6,362,499
Lundin Mining Corp.(b)	538,228	13,421,846
Sandfire Resources, Ltd.(a)	148,417	1,641,477
Southern Copper Corp.(b)	61,979	10,664,107
Taseko Mines, Ltd.(a)	279,486	1,802,685
Total Copper Mining		94,486,904

Diversified Metals & Mining (37.82%)
29Metals, Ltd.(a)	382,350	91,012
AbraSilver Resource Corp.(a)(b)	266,002	2,407,422
Aclara Resources, Inc.(a)(b)	365,602	877,802
AIC Mines, Ltd.(a)(b)	455,294	160,206
American Battery Technology Co.(a)(b)	234,756	654,969
American Rare Earths, Ltd.(a)	1,622,085	352,535

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Americas Gold & Silver Corp.(a)(b)	514,034	$2,683,258
Amerigo Resources, Ltd.	94,740	342,565
Arafura Rare Earths, Ltd.(a)(b)	15,529,920	3,000,164
Australian Strategic Materials, Ltd.(a)	1,127,478	1,073,507
Blackrock Silver Corp.(a)(b)	511,550	492,759
Brazilian Rare Earths, Ltd.(a)	288,134	854,832
Canada Nickel Co., Inc.(a)(b)	353,950	407,102
Cia de Minas Buenaventura SAA, ADR	135,444	4,881,402
Core Lithium, Ltd.(a)(b)	4,716,668	797,295
Critical Metals Corp.(a)(b)	195,238	1,550,190
Elevra Lithium, Ltd.(a)(b)	642,239	3,704,424
Eramet SA(b)	28,297	1,651,716
European Lithium, Ltd.(a)	3,538,114	512,636
Global Atomic Corp.(a)(b)	814,792	468,574
Graphite One, Inc.(a)	237,394	209,902
Gruvaktiebolaget Viscaria(a)	100,777	162,663
Hudbay Minerals, Inc.	209,790	4,384,611
IGO, Ltd.(a)	2,161,704	11,708,024
Iluka Resources, Ltd.(b)	1,765,497	8,039,493
ioneer, Ltd.(a)(b)	4,741,652	425,295
Ivanhoe Electric, Inc. / US(a)	46,962	555,091
Ivanhoe Mines, Ltd.(a)(b)	300,794	2,570,944
Jupiter Mines, Ltd.	4,689,041	841,153
Lake Resources NL(a)	4,449,958	227,198
Leo Lithium, Ltd.(d)	23,792	–
Lifezone Metals, Ltd.(a)(b)	83,370	280,123
Lindian Resources, Ltd.(a)	6,268,159	3,827,375
Liontown, Ltd.(a)	8,380,281	9,829,360
Lithium Americas Corp.(a)(b)	543,839	2,148,164
Lithium Argentina AG(a)	270,926	1,809,786
Lynas Rare Earths, Ltd.(a)	2,132,991	27,902,627
Magna Mining, Inc.(a)	365,507	599,063
Merdeka Battery Materials Tbk PT(a)	71,134,600	3,055,592
Meteoric Resources NL(a)(b)	12,917,549	1,470,557
Midnight Sun Mining Corp.(a)	98,822	88,798
Minsur SA	480,415	883,547
Mkango Resources, Ltd.(a)	1,164,272	594,834
MMG, Ltd.(a)	2,909,920	2,679,389
MP Materials Corp.(a)(b)	326,964	15,779,283
NGEx Minerals, Ltd.(a)(b)	65,933	1,199,127
Nickel Industries, Ltd.	4,473,527	2,731,562
NioCorp Developments, Ltd.(a)(b)	583,898	2,604,185
Northern Minerals, Ltd.(a)	35,012,327	579,762
Nouveau Monde Graphite, Inc.(a)(b)	146,212	327,515
Pam Mineral Tbk PT	10,571,000	503,840
Pensana PLC(a)(b)	991,934	1,194,753
Philex Mining Corp.	1,036,200	145,153
PLS Group, Ltd.(a)	7,621,234	26,922,352
PMET Resources, Inc.(a)	1,079,281	342,539
Rainbow Rare Earths, Ltd.(a)	1,927,702	599,600
Sigma Lithium Corp.(a)	261,521	3,227,169
Silver X Mining Corp.(a)(b)	470,906	250,500
Solaris Resources, Inc.(a)	48,978	422,849

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Standard Lithium, Ltd.(a)	461,553	$1,573,896
Sunrise Energy Metals, Ltd.(a)	369,591	2,241,445
Syrah Resources, Ltd.(a)(b)	2,987,755	267,982
Talon Metals Corp.(a)(b)	183,803	832,407
Teck Resources, Ltd., Class B	271,150	14,032,013
Trilogy Metals, Inc.(a)(b)	64,208	230,507
Trimegah Bangun Persada Tbk PT	21,364,800	1,364,018
Vale Indonesia Tbk PT	7,893,050	2,484,793
Vizsla Silver Corp.(a)(b)	625,188	2,063,120
Vulcan Energy Resources, Ltd.(a)	391,690	862,087
Xinjiang Xinxin Mining Industry Co., Ltd.(b)	1,489,000	389,284
Total Diversified Metals & Mining		194,429,700

Electrical Components & Equipment (0.03%)
Westwater Resources, Inc.(a)(b)	213,386	139,533

Environmental & Facilities Services (0.17%)
Sungeel Hitech Co., Ltd.(a)	22,464	875,592

Gold Mining (0.81%)
Aneka Tambang Tbk	15,002,900	3,089,832
Atex Resources, Inc.(a)	125,820	290,333
FireFly Metals, Ltd.(a)	314,753	377,865
Unico Silver, Ltd.(a)(b)	987,136	412,050
Total Gold Mining		4,170,080

Precious Metals & Minerals Mining (0.66%)
Avino Silver & Gold Mines, Ltd.(a)	440,870	2,786,298
Guanajuato Silver Co., Ltd.(a)(b)	1,335,006	585,403
Total Precious Metals & Minerals Mining		3,371,701

Silver Mining (8.06%)
Aftermath Silver, Ltd.(a)	438,966	265,065
Andean Precious Metals Corp.(a)	90,668	452,981
Aya Gold & Silver, Inc.(a)(b)	477,093	7,277,632
Endeavour Silver Corp.(a)(b)	574,815	5,351,528
First Majestic Silver Corp.	987,419	21,209,760
Kootenay Silver, Inc.(a)	156,833	166,856
New Pacific Metals Corp.(a)(b)	202,842	839,766
Silver Mines, Ltd.(a)(b)	3,873,418	467,681
Silvercorp Metals, Inc.(b)	504,075	5,413,765
Total Silver Mining		41,445,034

Specialty Chemicals (7.59%)
Albemarle Corp.	155,775	27,966,286
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	927,000	8,600,629

Security Description	Shares	Value
Specialty Chemicals (continued)
Tianqi Lithium Corp.(a)(b)	422,950	$2,477,978
Total Specialty Chemicals		39,044,893

Steel Mining (0.13%)
MOIL, Ltd.	225,908	674,637

TOTAL COMMON STOCKS
(Cost $453,028,764)		512,903,014

RIGHTS (0.01%)
Diversified Metals & Mining (0.01%)
Syrah Resources, Ltd. (Expiring 4/20/2026), Strike Price AUD $0.10	2,270,644	39,166

TOTAL RIGHTS
(Cost $–)		39,166

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.47%)
Money Market Fund (0.24%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,236,664)	3.58%	1,236,664	1,236,664

Investments Purchased with Collateral from Securities Loaned (6.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $32,042,655)		32,042,655	$32,042,655
TOTAL SHORT TERM INVESTMENTS
(Cost $33,279,319)			33,279,319

TOTAL INVESTMENTS (106.25%)
(Cost $486,308,083)			$546,221,499
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.25%)			(32,142,244)
NET ASSETS - 100.00%			$514,079,255

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $69,427,993. The loaned securities were secured with cash collateral of $32,042,655 and non-cash collateral with the value of $36,082,204. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the market value of those securities was $37,155,181, representing 7.23% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate market value of those securities was $8,600,629, representing 1.67% of net assets.

Sprott Junior Uranium Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.71%)
Coal & Consumable Fuels (91.64%)
Alligator Energy, Ltd.(a)	138,014,170	$3,618,470
Anfield Energy, Inc.(a)(b)	388,475	2,264,778
Atha Energy Corp.(a)	11,036,938	6,505,851
Atomic Eagle, Ltd.(a)(b)	6,039,477	1,791,783
Aura Energy, Ltd.(a)	19,012,499	1,574,121
Bannerman Energy, Ltd.(a)(b)	5,401,613	13,602,980
Berkeley Energia, Ltd.(a)	11,699,685	3,632,490
Boss Energy, Ltd.(a)	13,112,666	13,796,807
CanAlaska Uranium, Ltd.(a)(b)	6,691,918	3,655,997
CGN Mining Co., Ltd.	35,060,500	17,259,288
Deep Yellow, Ltd.(a)	15,234,493	18,341,767
Denison Mines Corp.(a)(b)	13,213,030	46,641,996
Elevate Uranium, Ltd.(a)(b)	13,452,149	2,784,394
Encore Energy Corp.(a)(b)	5,963,717	10,803,369
Energy Fuels, Inc.(a)	2,282,654	41,658,436
F3 Uranium Corp.(a)(b)	22,160,949	2,947,147
Forsys Metals Corp.(a)(b)	6,507,791	2,081,782
IsoEnergy, Ltd.(a)	1,276,313	13,523,725
Kirkstone Metals Corp.(a)(b)	929,367	293,955
Laramide Resources, Ltd.(a)	7,203,459	3,572,990
Lotus Resources, Ltd.(a)(b)	6,910,257	6,078,859
Mega Uranium, Ltd.(a)(b)	13,211,641	5,698,357
NexGen Energy, Ltd.(a)	4,589,888	51,017,053
Paladin Energy, Ltd.(a)	7,772,020	59,253,488
Peninsula Energy, Ltd.(a)	9,490,907	4,256,364
Premier American Uranium, Inc.(a)	2,258,299	1,152,608
Skyharbour Resources, Ltd.(a)(b)	7,249,168	2,527,386
Stallion Uranium Corp.(a)(b)	2,010,133	679,148
Uranium Royalty Corp.(a)	3,955,015	14,435,805
Ur-Energy, Inc.(a)(b)	11,672,256	17,391,661
Western Uranium & Vanadium Corp.(a)(b)	2,357,871	1,288,176
Total Coal & Consumable Fuels		374,131,031

Diversified Metals & Mining (2.07%)
Future Fuels, Inc.(a)(b)	982,923	307,362
Global Atomic Corp.(a)	14,179,386	8,154,345
Total Diversified Metals & Mining		8,461,707

TOTAL COMMON STOCKS
(Cost $328,629,945)		382,592,738

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.53%)
Money Market Fund (0.30%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,201,137)	3.58%	1,201,137	$1,201,137

Investments Purchased with Collateral from Securities Loaned (6.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $25,448,452)		25,448,452	$25,448,452
TOTAL SHORT TERM INVESTMENTS
(Cost $26,649,589)			26,649,589

TOTAL INVESTMENTS (100.24%)
(Cost $355,279,534)			$409,242,327
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.24%)			(976,130)
NET ASSETS - 100.00%			$408,266,197

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $30,927,156. The loaned securities were secured with cash collateral of $25,448,452 and non-cash collateral with the value of $5,210,471. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Sprott Lithium Miners ETF
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.28%)
Diversified Metals & Mining (58.44%)
American Lithium Corp.(a)	674,168	$271,392
Anson Resources, Ltd.(a)	2,719,792	90,073
Argosy Minerals, Ltd.(a)(b)	2,421,288	105,246
Atlantic Lithium, Ltd.(a)	924,904	168,939
Core Lithium, Ltd.(a)(b)	6,043,878	1,021,644
Delta Lithium, Ltd.(a)(b)	902,468	124,532
E3 Lithium, Ltd.(a)(b)	191,240	142,973
Elevra Lithium, Ltd.(a)(b)	411,485	2,373,439
European Lithium, Ltd.(a)	4,533,776	656,897
European Metals Holdings, Ltd.(a)(b)	463,535	83,440
Frontier Nuclear and Minerals, Inc.(a)(b)	39,483	110,947
Galan Lithium, Ltd.(a)	2,488,270	626,625
Global Lithium Resources, Ltd.(a)	325,462	104,417
IGO, Ltd.(a)	433,428	2,347,493
ioneer, Ltd.(a)(b)	6,076,003	544,978
Kairos Gold, Inc.(a)(c)	4,531	384
Kodal Minerals PLC(a)(b)	27,681,260	119,076
Lake Resources NL(a)(b)	2,757,539	140,790
Leo Lithium, Ltd.(c)	117,442	–
LibertyStream Infrastructure Partners, Inc.(a)(b)	229,525	150,146
Liontown, Ltd.(a)	3,874,990	4,545,035
Lithium Americas Corp.(a)	366,178	1,446,403
Lithium Argentina AG(a)	347,487	2,321,213
Lithium Ionic Corp.(a)(b)	461,081	397,741
PLS Group, Ltd.(a)	1,385,119	4,892,995
PMET Resources, Inc.(a)	428,631	1,368,070
Power Metals Corp.(a)(b)	236,015	79,740
Savannah Resources PLC(a)(b)	2,586,031	163,612
Sigma Lithium Corp.(a)	167,702	2,069,443
Standard Lithium, Ltd.(a)	492,003	1,677,730
Surge Battery Metals, Inc.(a)	312,762	131,526
Vulcan Energy Resources, Ltd.(a)	501,616	1,104,027
Winsome Resources, Ltd.(a)(b)	583,962	159,147
Total Diversified Metals & Mining		29,540,113

Precious Metals & Minerals Mining (0.23%)
Atlas Lithium Corp.(a)	26,380	114,753

Specialty Chemicals (33.61%)
Albemarle Corp.	28,054	5,036,535
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	593,800	5,509,227
Sociedad Quimica y Minera de Chile SA, ADR	58,114	4,703,747

Security Description	Shares	Value
Specialty Chemicals (continued)
Tianqi Lithium Corp.(a)(b)	296,700	$1,738,305
Total Specialty Chemicals		16,987,814

TOTAL COMMON STOCKS
(Cost $34,947,002)		46,642,680

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.97%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $57,738)	3.58%	57,738	57,738

Investments Purchased with Collateral from Securities Loaned (0.85%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $428,276)		428,276	$428,276
TOTAL SHORT TERM INVESTMENTS
(Cost $486,014)			486,014

TOTAL INVESTMENTS (93.25%)
(Cost $35,433,016)			$47,128,694
OTHER ASSETS IN EXCESS OF LIABILITIES (6.75%)			3,413,338
NET ASSETS - 100.00%			$50,542,032

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,809,298. The loaned securities were secured with cash collateral of $428,276 and non-cash collateral with the value of $4,713,121. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the aggregate market value of those securities was $5,509,227, representing 10.90% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the market value of those securities was $5,509,227, representing 10.90% of net assets.

Sprott Junior Copper Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.68%)
Copper Mining (44.92%)
Aeris Resources, Ltd.(a)(b)	8,836,430	$2,408,195
Aldebaran Resources, Inc.(a)(b)	1,405,475	2,303,561
Arizona Sonoran Copper Co., Inc.(a)(b)	1,633,083	8,217,656
Atalaya Mining Copper SA	721,525	6,770,982
Atlas Consolidated Mining & Development Corp.(a)	15,344,500	1,558,446
Austral Resources Australia, Ltd.(a)	14,343,432	811,493
Central Asia Metals PLC	1,903,797	4,072,077
China Daye Non-Ferrous Metals Mining, Ltd.(a)	68,803,300	886,233
Cyprium Metals, Ltd.(a)	4,013,644	1,052,301
ERO Copper Corp.(a)(b)	269,078	7,170,384
Faraday Copper Corp.(a)(b)	2,504,265	7,560,860
Gladiator Metals Corp.(a)	1,095,053	964,302
Hillgrove Resources, Ltd.(a)	29,693,660	737,537
Hot Chili, Ltd.(a)	1,839,062	1,598,765
Imperial Metals Corp.(a)	891,996	4,982,251
Jinchuan Group International Resources Co., Ltd.(b)(c)	6,259,100	510,869
Koryx Copper SA(a)(b)	1,140,437	2,574,202
Marimaca Copper Corp.(a)(b)	690,289	4,113,648
Sociedad Punta del Cobre SA	392,130	6,749,855
Taseko Mines, Ltd.(a)	1,287,396	8,303,704
Total Copper Mining		73,347,321

Diversified Metals & Mining (45.65%)
29Metals, Ltd.(a)(b)	6,715,041	1,598,400
AIC Mines, Ltd.(a)	7,527,004	2,648,561
Amarc Resources, Ltd.(a)	1,706,386	1,214,379
Amerigo Resources, Ltd.	1,354,597	4,898,011
Blue Moon Metals, Inc.(a)(b)	781,714	5,063,075
Caravel Minerals, Ltd.(a)	5,403,099	1,099,721
Carnaby Resources, Ltd.(a)	2,766,485	763,495
Fitzroy Minerals, Inc.(a)	2,236,235	667,125
Gruvaktiebolaget Viscaria(a)	2,547,897	4,112,528
Gunnison Copper Corp.(a)	2,950,392	858,967
Hercules Metals Corp.(a)	2,967,071	1,386,382
Ivanhoe Electric, Inc. / US(a)	474,987	5,614,346
KGL Resources, Ltd.(a)	3,893,763	523,868
King Copper Discovery Corp.(a)(b)	3,292,329	2,059,037
Kodiak Copper Corp.(a)(b)	1,111,321	663,070
Los Andes Copper, Ltd.(a)(b)	130,793	1,174,326
Midnight Sun Mining Corp.(a)	2,488,745	2,236,310
Minsur SA	5,191,701	9,548,230
Osisko Metals, Inc.(a)	6,635,607	5,962,554
Philex Mining Corp.	24,251,900	3,397,262
Prospect Resources, Ltd.(a)	6,977,842	1,468,381
Regulus Resources, Inc.(a)(b)	1,209,862	3,565,836
Solaris Resources, Inc.(a)	878,194	7,581,849
Sterling Metals Corp.(a)(b)	442,892	461,644

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Trilogy Metals, Inc.(a)(b)	1,588,168	$5,701,523
True North Copper, Ltd.(a)	1,083,481	265,380
Total Diversified Metals & Mining		74,534,260

Gold Mining (9.11%)
Atex Resources, Inc.(a)	3,176,019	7,328,748
Cygnus Metals, Ltd.(a)	10,044,698	900,944
FireFly Metals, Ltd.(a)	5,542,995	6,654,439
Total Gold Mining		14,884,131

TOTAL COMMON STOCKS
(Cost $177,446,346)		162,765,712

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.31%)
Money Market Fund (0.38%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $615,270)	3.58%	615,270	615,270

Investments Purchased with Collateral from Securities Loaned (2.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $4,781,914)		4,781,914	$4,781,914
TOTAL SHORT TERM INVESTMENTS
(Cost $5,397,184)			5,397,184

TOTAL INVESTMENTS (102.99%)
(Cost $182,843,530)			$168,162,896
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.99%)			(4,880,915)
NET ASSETS - 100.00%			$163,281,981

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $7,351,975. The loaned securities were secured with cash collateral of $4,781,914 and non-cash collateral with the value of $2,397,971. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Sprott Nickel Miners ETF
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.89%)
Diversified Metals & Mining (83.30%)
Ardea Resources, Ltd.(a)	2,138,515	$752,489
Canada Nickel Co., Inc.(a)(b)	2,370,825	2,726,849
Centaurus Metals, Ltd.(a)	5,398,849	2,067,340
Central Omega Resources Tbk PT	26,019,500	1,071,738
Chalice Mining, Ltd.(a)(b)	1,039,407	1,014,752
Chilean Metals, Inc.(a)	29,395	7,079
Estrella Resources, Ltd.(a)	8,898,260	184,181
FPX Nickel Corp.(a)	2,919,250	881,378
Global Ferronickel Holdings, Inc.(a)	36,018,000	1,037,556
IGO, Ltd.(a)	1,076,350	5,829,629
Lifezone Metals, Ltd.(a)(b)	559,549	1,880,085
Magna Mining, Inc.(a)	1,425,876	2,336,997
Merdeka Battery Materials Tbk PT(a)	202,226,950	8,686,674
Metals One PLC(a)	4,018,390	93,077
NexMetals Mining Corp.(a)	47,233	118,838
Nickel Asia Corp.	44,577,315	3,081,888
Nickel Industries, Ltd.	12,522,388	7,646,244
Pam Mineral Tbk PT	36,155,300	1,723,251
Power Metallic Mines, Inc.(a)(b)	2,815,557	2,125,178
Sherritt International Corp.(a)	4,722,500	712,907
Talon Metals Corp.(a)(b)	718,882	3,255,666
Trimegah Bangun Persada Tbk PT	46,670,850	2,979,662
Vale Indonesia Tbk PT	10,317,800	3,248,123
Xinjiang Xinxin Mining Industry Co., Ltd.	9,303,700	2,432,355
Total Diversified Metals & Mining		55,893,936

Gold Mining (13.59%)
Aneka Tambang Tbk	42,570,195	8,767,289
Horizon Minerals, Ltd.(a)(b)	567,526	350,450
Total Gold Mining		9,117,739

TOTAL COMMON STOCKS
(Cost $74,724,299)		65,011,675

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.49%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $86,443)	3.58%	86,443	86,443

Investments Purchased with Collateral from Securities Loaned (4.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $2,925,676)		2,925,676	$2,925,676
TOTAL SHORT TERM INVESTMENTS
(Cost $3,012,119)			3,012,119

TOTAL INVESTMENTS (101.38%)
(Cost $77,736,418)			$68,023,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.38%)			(925,381)
NET ASSETS - 100.00%			$67,098,413

(a)	Non-income producing security.
(b)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,712,581. The loaned securities were secured with cash collateral of $2,925,676 and non-cash collateral with the value of $881,406. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Sprott Copper Miners ETF
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (4.04%)
Sprott Physical Copper Trust(a)(b)	1,030,833	$10,318,638

TOTAL CLOSED END FUND
(Cost $11,443,101)		10,318,638

Security Description	Shares	Value
COMMON STOCKS (91.71%)
Copper Mining (63.96%)
Aeris Resources, Ltd.(a)(c)	1,140,780	310,897
Aldebaran Resources, Inc.(a)	181,362	297,251
Antofagasta PLC	521,268	22,954,503
Arizona Sonoran Copper Co., Inc.(a)	210,866	1,061,075
Atalaya Mining Copper SA	103,860	974,650
Atlas Consolidated Mining & Development Corp.(a)	1,901,500	193,124
Capstone Copper Corp.(a)	1,012,877	7,637,898
Central Asia Metals PLC	245,770	525,683
China Daye Non-Ferrous Metals Mining, Ltd.(a)	8,739,200	112,567
Cyprium Metals, Ltd.(a)	454,649	119,200
ERO Copper Corp.(a)	118,406	3,157,888
Faraday Copper Corp.(a)	323,370	976,317
First Quantum Minerals, Ltd.(a)	446,518	10,675,860
Freeport-McMoRan, Inc.	1,083,868	63,709,761
Gladiator Metals Corp.(a)	118,678	104,508
Hillgrove Resources, Ltd.(a)	3,833,643	95,221
Hot Chili, Ltd.(a)	237,465	206,437
Imperial Metals Corp.(a)	114,999	642,328
Jinchuan Group International Resources Co., Ltd.(c)(d)	987,700	80,616
KGHM Polska Miedz SA	166,883	12,043,520
Koryx Copper SA(a)	146,888	331,557
Lundin Mining Corp.	544,505	13,578,376
Marimaca Copper Corp.(a)(c)	89,009	530,432
Sandfire Resources, Ltd.(a)	485,119	5,365,368
Sociedad Minera Cerro Verde SAA	20,767	1,066,385
Sociedad Punta del Cobre SA	49,833	857,791
Southern Copper Corp.(c)	73,323	12,615,955
Taseko Mines, Ltd.(a)	487,866	3,146,736
Total Copper Mining		163,371,904

Diversified Metals & Mining (26.85%)
29Metals, Ltd.(a)(c)	867,006	206,376
AIC Mines, Ltd.(a)	971,774	341,943
Amarc Resources, Ltd.(a)	216,704	154,221
Amerigo Resources, Ltd.	174,905	632,429
Blue Moon Metals, Inc.(a)	100,517	651,037
Caravel Minerals, Ltd.(a)	697,553	141,977
Carnaby Resources, Ltd.(a)(c)	357,133	98,562
Fitzroy Minerals, Inc.(a)	278,862	83,191
Gruvaktiebolaget Viscaria(a)	328,780	530,680

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Gunnison Copper Corp.(a)	380,843	$110,877
Hercules Metals Corp.(a)	384,476	179,649
Hudbay Minerals, Inc.	597,312	12,483,821
Ivanhoe Electric, Inc. / US(a)	152,407	1,801,451
Ivanhoe Mines, Ltd.(a)(c)	984,643	8,415,934
King Copper Discovery Corp.(a)	425,675	266,219
Los Andes Copper, Ltd.(a)	16,428	147,499
Midnight Sun Mining Corp.(a)	321,400	288,800
Minsur SA	1,432,685	2,634,899
MMG, Ltd.(a)	6,021,700	5,544,645
NGEx Minerals, Ltd.(a)(c)	214,676	3,904,322
Osisko Metals, Inc.(a)	856,748	769,848
Philex Mining Corp.	3,137,000	439,438
Prospect Resources, Ltd.(a)	900,842	189,568
Regulus Resources, Inc.(a)(c)	158,759	467,912
Solaris Resources, Inc.(a)	160,562	1,386,205
Sterling Metals Corp.(a)	55,400	57,746
Teck Resources, Ltd., Class B	500,578	25,904,911
Trilogy Metals, Inc.(a)(c)	208,367	748,037
Total Diversified Metals & Mining		68,582,197

Gold Mining (0.90%)
Atex Resources, Inc.(a)(c)	410,866	948,084
Cygnus Metals, Ltd.(a)	1,169,990	104,941
FireFly Metals, Ltd.(a)	1,026,787	1,232,671
Total Gold Mining		2,285,696

TOTAL COMMON STOCKS
(Cost $235,133,398)		234,239,797

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.20%)
iShares MSCI India ETF(c)	65,196	$3,053,781

TOTAL EXCHANGE TRADED FUND
(Cost $3,424,181)		3,053,781

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.31%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $254,085)	3.58%	254,085	254,085

Security Description	7 Day Yield	Shares	Value
Money Market Fund (continued)
Investments Purchased with Collateral from Securities Loaned (3.21%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $8,206,256)		8,206,256	$8,206,256
TOTAL SHORT TERM INVESTMENTS
(Cost $8,460,341)			8,460,341

TOTAL INVESTMENTS (100.26%)
(Cost $258,461,021)			$256,072,557
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.26%)			(657,848)
NET ASSETS - 100.00%			$255,414,709

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $12,757,696. The loaned securities were secured with cash collateral of $8,206,256 and non-cash collateral with the value of $4,417,533. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2026	Share as of March 31, 2026
Closed End Fund
Sprott Physical Copper Trust (a)	397,714	$4,498,145	667,396	$8,041,866	(34,277)	$(368,493)	$(1,969,905)	$117,025	$10,318,638	1,030,833
Securities Affiliated as of March 31, 2026		$4,498,145		$8,041,866		$(368,493)	$(1,969,905)	$117,025	$10,318,638	1,030,833

(a)	Non-income producing security

Sprott Silver Miners & Physical Silver ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (18.68%)
Sprott Physical Silver Trust(a)(b)	6,152,759	$150,065,792

TOTAL CLOSED END FUND
(Cost $124,561,553)		150,065,792

Security Description	Shares	Value
COMMON STOCKS (78.63%)
Diversified Metals & Mining (15.71%)
AbraSilver Resource Corp.(a)(c)	4,202,474	38,034,036
Alaska Silver Corp.(a)	56,396	36,081
Americas Gold & Silver Corp.(a)(c)	6,370,948	33,256,349
Andean Silver, Ltd.(a)	180,874	245,220
Black Bear Minerals, Ltd.(a)	135,188	55,964
Blackrock Silver Corp.(a)(c)	7,736,770	7,452,571
Boab Metals, Ltd.(a)	282,617	78,972
Cerro de Pasco Resources, Inc.(a)	479,819	258,690
Cia de Minas Buenaventura SAA, ADR	179,676	6,475,523
Eloro Resources, Ltd.(a)(c)	112,421	159,204
Investigator Silver, Ltd.(a)(c)	47,737,957	2,173,830
Kingsmen Resources, Ltd.(a)	412,725	379,763
Minera Frisco SAB de CV(a)	129,561	67,950
Santacruz Silver Mining, Ltd.(a)(c)	104,459	907,849
Silver Viper Minerals Corp.(a)(c)	57,252	48,975
Silver X Mining Corp.(a)(c)	7,194,579	3,827,179
Silver47 Exploration Corp.(a)(c)	4,175,525	2,056,096
Silverco Mining, Ltd.(a)(c)	735,964	5,703,179
Societe Metallurgique D'imiter	6,365	4,174,486
Vizsla Silver Corp.(a)	6,120,663	20,198,188
West Coast Silver, Ltd.(a)(c)	5,921,855	633,297
Total Diversified Metals & Mining		126,223,402

Gold Mining (10.18%)
Coeur Mining, Inc.(a)	453,599	8,514,053
Contango Silver & Gold, Inc.(a)	12,793	239,864
Gold Resource Corp.(a)	146,560	175,872
Hochschild Mining PLC	282,160	2,229,584
Hycroft Mining Holding Corp.(a)(c)	38,186	1,344,147
OR Royalties, Inc.	105,079	3,995,104
Pan American Silver Corp.	303,387	16,574,032
Triple Flag Precious Metals Corp.	153,086	5,313,615
Unico Silver, Ltd.(a)	15,599,584	6,511,576
Wheaton Precious Metals Corp.	281,630	36,896,346
Total Gold Mining		81,794,193

Precious Metals & Minerals Mining (3.40%)
Astra Exploration, Inc.(a)	82,860	42,887

Security Description	Shares	Value
Precious Metals & Minerals Mining (continued)
Avino Silver & Gold Mines, Ltd.(a)	168,337	$1,063,890
Capitan Silver Corp.(a)	100,888	149,399
Chesapeake Gold Corp.(a)	31,388	80,777
GR Silver Mining, Ltd.(a)	12,481,659	3,095,516
Guanajuato Silver Co., Ltd.(a)(c)	17,401,348	7,630,524
Industrias Penoles SAB de CV(a)(c)	160,897	7,172,453
Outcrop Silver & Gold Corp.(a)(c)	10,683,454	2,687,951
Sierra Madre Gold And Silver, Ltd.(a)(c)	150,485	191,473
Southern Silver Exploration Corp.(a)(c)	8,545,440	3,747,192
Viscount Mining Corp.(a)(c)	3,544,386	1,452,304
Total Precious Metals & Minerals Mining		27,314,366

Silver Mining (49.34%)
Aftermath Silver, Ltd.(a)(c)	6,930,630	4,184,982
Andean Precious Metals Corp.(a)(c)	1,322,650	6,608,021
Apollo Silver Corp.(a)(c)	70,679	168,683
Argenta Silver Corp.(a)(c)	4,204,045	1,813,261
Aya Gold & Silver, Inc.(a)(c)	2,282,777	34,821,744
Discovery Silver Corp.(a)(c)	387,470	2,490,103
Endeavour Silver Corp.(a)(c)	4,148,482	38,622,367
First Majestic Silver Corp.	9,329,992	200,408,228
Fresnillo PLC	202,331	8,848,232
GoGold Resources, Inc.(a)(c)	478,009	914,028
Hecla Mining Co.	561,352	10,457,988
IMPACT Silver Corp.(a)	9,328,331	1,743,488
Kootenay Silver, Inc.(a)(c)	2,498,020	2,657,659
Kuya Silver Corp.(a)(c)	3,699,100	2,207,068
New Pacific Metals Corp.(a)(c)	3,202,061	13,256,533
Silver Mines, Ltd.(a)	61,209,397	7,390,501
Silver Mountain Resources, Inc.(a)(c)	1,050,231	2,906,613
Silver One Resources, Inc.(a)	6,381,274	2,614,712
Silver Storm Mining, Ltd.(a)(c)	14,400,310	4,761,802
Silver Tiger Metals, Inc.(a)	596,227	360,025
Silvercorp Metals, Inc.(c)	3,966,082	42,595,721
Sotkamo Silver AB(a)(c)	9,280,327	3,818,711
Sun Silver, Ltd.(a)(c)	3,092,942	2,806,178
Total Silver Mining		396,456,648

TOTAL COMMON STOCKS
(Cost $512,383,874)		631,788,609

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.23%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $889,568)	3.58%	889,568	889,568

	Shares (continued)	Value (continued)
Money Market Fund (continued)
Investments Purchased with Collateral from Securities Loaned (4.12%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%
(Cost $33,134,702)	33,134,702	$33,134,702
TOTAL SHORT TERM INVESTMENTS
(Cost $34,024,270)		34,024,270

TOTAL INVESTMENTS (101.54%)
(Cost $670,969,697)		$815,878,671
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.54%)		(12,337,468)
NET ASSETS - 100.00%		$803,541,203

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of March 31, 2026, the security, or a portion of the security position was on loan. The total market value of securities on loan was $43,402,801. The loaned securities were secured with cash collateral of $33,134,702 and non-cash collateral with the value of $8,860,902. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2026	Share Balance as of March 31, 2026
Closed End Fund
Sprott Physical Silver Trust (a)	5,387,630	$127,417,450	1,482,031	$45,800,731	(716,902)	$(17,294,607)	$(14,149,094)	$8,291,312	$150,065,792	6,152,759

(a)	Non-income producing security

Sprott Active Gold & Silver Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.04%)
Diversified Metals & Mining (2.12%)
Benz Mining Corp.(a)	928,454	$1,409,291
Cia de Minas Buenaventura SAA, ADR	61,670	2,222,587
Total Diversified Metals & Mining		3,631,878

Gold Mining (83.34%)
Agnico Eagle Mines, Ltd.	29,927	6,074,680
Alamos Gold, Inc., Class A	103,954	4,618,676
Anglogold Ashanti PLC	49,137	4,783,978
Artemis Gold, Inc.(a)	31,706	860,399
Barrick Mining Corp.	103,238	4,219,021
Coeur Mining, Inc.(a)	361,229	6,780,268
DPM Metals, Inc.	226,439	7,972,815
Eldorado Gold Corp.	147,686	5,070,060
Emerald Resources NL(a)	1,148,187	4,254,070
Equinox Gold Corp.	458,730	6,624,891
Evolution Mining, Ltd.	428,547	3,731,432
G Mining Ventures Corp.(a)	251,156	8,814,202
Genesis Minerals, Ltd.(a)	992,144	4,031,881
i-80 Gold Corp.(a)	2,636,382	3,998,825
IAMGOLD Corp.(a)	386,487	7,273,685
K92 Mining, Inc.(a)	139,804	2,372,779
Kinross Gold Corp.	164,950	5,034,274
Lundin Gold, Inc.	39,273	3,001,303
Montage Gold Corp.(a)	481,703	5,481,532
Newmont Corp.	49,023	5,306,740
Northern Star Resources, Ltd.	186,285	2,616,817
OceanaGold Corp.	207,496	6,542,143
OR Royalties, Inc.	45,106	1,717,536
Ora Banda Mining, Ltd.(a)	3,678,620	2,956,845
Perpetua Resources Corp.(a)	116,800	3,284,416
Ramelius Resources, Ltd.	1,825,605	4,622,646
SSR Mining, Inc.(a)	94,797	2,787,032
Torex Gold Resources, Inc.	55,119	2,529,903
Wesdome Gold Mines, Ltd.(a)	272,384	4,863,790
West African Resources, Ltd.(a)	1,120,814	2,474,579
Westgold Resources, Ltd.	779,005	3,165,726
Wheaton Precious Metals Corp.	39,866	5,222,845
Total Gold Mining		143,089,789

Platinum (1.92%)
Valterra Platinum, Ltd.	40,373	3,291,742

Precious Metals & Minerals Mining (1.19%)
Metalla Royalty & Streaming, Ltd.(a)	309,036	2,048,909

Silver Mining (6.47%)
Discovery Silver Corp.(a)	970,119	6,234,537
Endeavour Silver Corp.(a)	282,633	2,637,176

Security Description	Shares	Value
Silver Mining (continued)
Vizsla Silver Corp.(a)	672,674	$2,229,191
Total Silver Mining		11,100,904

TOTAL COMMON STOCKS
(Cost $126,352,243)		163,163,222

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.91%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	3.58%	8,429,736	8,429,736

TOTAL SHORT TERM INVESTMENTS
(Cost $8,429,736)			8,429,736

TOTAL INVESTMENTS (99.95%)
(Cost $134,781,979)			$171,592,958
OTHER ASSETS IN EXCESS OF LIABILITIES (0.05%)			92,461
NET ASSETS - 100.00%			$171,685,419

(a)	Non-income producing security.

Sprott Active Metals & Miners ETF

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.22%)
Coal & Consumable Fuels (20.81%)
Cameco Corp.	32,509	$3,530,802
Denison Mines Corp.(a)	928,335	3,277,023
NexGen Energy, Ltd.(a)	324,692	3,767,183
Paladin Energy, Ltd.(a)	356,222	2,715,819
Peninsula Energy, Ltd.(a)	2,150,280	964,331
Uranium Energy Corp.(a)	221,605	2,991,668
Total Coal & Consumable Fuels		17,246,826

Copper Mining (12.67%)
Antofagasta PLC	12,015	529,091
Atalaya Mining Copper SA	213,052	1,999,336
Capstone Copper Corp.(a)	92,745	699,371
ERO Copper Corp.(a)	70,653	1,882,760
Freeport-McMoRan, Inc.	32,603	1,916,404
Lundin Mining Corp.	102,819	2,564,008
Taseko Mines, Ltd.(a)	141,245	914,828
Total Copper Mining		10,505,798

Diversified Metals & Mining (29.09%)
Cia de Minas Buenaventura SAA, ADR	87,808	3,164,600
Foran Mining Corp.(a)	435,870	1,688,836
Galan Lithium, Ltd.(a)	1,463,710	368,609
Hudbay Minerals, Inc.	132,565	2,775,946
IGO, Ltd.(a)	342,392	1,854,432
Ivanhoe Mines, Ltd.(a)	257,095	2,197,440
LibertyStream Infrastructure Partners, Inc.(a)	491,416	321,464
Lithium Argentina AG(a)	460,779	3,078,004
Lynas Rare Earths, Ltd.(a)	242,968	3,178,375
Major Drilling Group International, Inc.(a)	287,382	3,309,510
MP Materials Corp.(a)	31,870	1,538,046
Sovereign Metals, Ltd.(a)	1,383,958	639,758
Total Diversified Metals & Mining		24,115,020

Gold Mining (6.88%)
Atex Resources, Inc.(a)	706,600	1,630,498
Pan American Silver Corp.	44,127	2,410,658
Wheaton Precious Metals Corp.	12,674	1,663,628
Total Gold Mining		5,704,784

Platinum (1.28%)
Valterra Platinum, Ltd.	12,968	1,057,323

Precious Metals & Minerals Mining (0.41%)
Sibanye Stillwater, Ltd., ADR	27,487	338,640

Silver Mining (9.51%)
Aya Gold & Silver, Inc.(a)	53,839	821,266
Endeavour Silver Corp.(a)	330,207	3,074,227

Security Description	Shares	Value
Silver Mining (continued)
GoGold Resources, Inc.(a)	891,209	$1,704,131
Vizsla Silver Corp.(a)	688,297	2,280,964
Total Silver Mining		7,880,588

Specialty Chemicals (5.86%)
Albemarle Corp.	12,389	2,224,197
Sociedad Quimica y Minera de Chile SA, ADR	32,508	2,631,198
Total Specialty Chemicals		4,855,395

Steel Mining (12.71%)
Champion Iron, Ltd.	622,762	2,268,683
Nucor Corp.	17,095	2,890,765
Reliance, Inc.	8,307	2,524,663
Steel Dynamics, Inc.	15,863	2,855,340
Total Steel Mining		10,539,451

TOTAL COMMON STOCKS
(Cost $83,059,003)		82,243,825

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.79%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	3.58%	647,863	647,863

TOTAL SHORT TERM INVESTMENTS
(Cost $647,863)			647,863

TOTAL INVESTMENTS (100.01%)
(Cost $83,706,866)			$82,891,688
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(4,928)
NET ASSETS - 100.00%			$82,886,760

(a)	Non-income producing security.

Sprott Gold Equity Fund
Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (81.81%)
Financial (0.40%)
Gold Bullion International, LLC(a)(b)	5,000,000	$7,150,000

Gold Mining (74.77%)
African Gold, Ltd.(c)	387,746	255,487
Agnico Eagle Mines, Ltd.	375,650	76,250,658
Alamos Gold, Inc., Class A(d)	852,700	37,885,461
Anglogold Ashanti PLC	467,600	45,525,536
Artemis Gold, Inc.(c)	343,600	9,324,204
Barrick Mining Corp.	980,333	40,063,210
Coeur Mining, Inc.(c)(d)	4,524,464	84,924,189
DPM Metals, Inc.	2,122,800	74,742,825
Eldorado Gold Corp.(d)	1,128,000	38,724,240
Emerald Resources NL(c)	9,090,200	33,679,486
Equinox Gold Corp.	3,923,445	56,661,642
G Mining Ventures Corp.(c)	2,930,900	102,858,557
Genesis Minerals, Ltd.(c)	6,459,700	26,250,972
i-80 Gold Corp.(c)(d)	30,663,041	46,509,249
IAMGOLD Corp.(c)	4,609,300	86,747,026
International Tower Hill Mines, Ltd.(c)	9,813,665	22,715,837
K92 Mining, Inc.(c)	1,051,900	17,853,036
Kinross Gold Corp.	1,548,200	47,251,064
Lundin Gold, Inc.	316,100	24,156,848
Minera Alamos, Inc.(c)(e)(f)	2,535,211	11,171,623
Montage Gold Corp.(c)	3,486,900	39,679,122
New Found Gold Corp.(c)(d)(e)(f)	3,325,000	6,214,507
OceanaGold Corp.	2,384,400	75,177,761
OR Royalties, Inc.	1,250,224	47,605,755
Ora Banda Mining, Ltd.(c)	22,111,174	17,772,784
Pan American Silver Corp.	489,200	26,724,996
Perpetua Resources Corp.(c)(d)	1,679,650	47,231,758
Ramelius Resources, Ltd.	20,120,645	50,947,831
SSR Mining, Inc.(c)	257,600	7,573,440
Torex Gold Resources, Inc.	610,585	28,025,198
Wesdome Gold Mines, Ltd.(c)	2,027,000	36,194,867
Westgold Resources, Ltd.	9,021,200	36,660,412
Wheaton Precious Metals Corp.	282,800	37,049,628
Total Gold Mining		1,340,409,209

Industrial (0.01%)
Blue Spark Energy Systems, Inc.(a)(c)	3,727	671
I-Pulse, Inc.(a)(c)	74,532	186,330
Total Industrial		187,001

Security Description	Shares	Value
Platinum (2.20%)
Valterra Platinum, Ltd.	484,000	$39,462,092

Silver Mining (4.43%)
Discovery Silver Corp.(c)	5,301,800	34,072,383
Endeavour Silver Corp.(c)(d)	1,077,200	10,028,732
Sunshine Silver Mining And Refining(a)(c)	243,691	9,747,640
Vizsla Royalties Corp.(c)(e)(f)	286,457	531,277
Vizsla Silver Corp.(c)(e)(f)	7,563,950	25,066,357
Total Silver Mining		79,446,389

TOTAL COMMON STOCKS
(Cost $633,649,183)		1,466,654,691

Security Description	Principal Amount	Value
CONVERTIBLE CORPORATE BOND (1.12%)
Gold Mining (1.12%)
i-80 Gold Corp.
3.75%, 04/15/2031(e)	$18,000,000	$20,070,000
Total Gold Mining		20,070,000

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $18,000,000)		20,070,000

Security Description	Shares	Value
GOLD BULLION (11.58%)
Gold Bullion(c)	44,454	207,512,025

TOTAL GOLD BULLION
(Cost $17,813,154)		207,512,025

Security Description	Shares	Value
LIMITED PARTNERSHIP (1.79%)
Financial (1.79%)
Tocqueville Bullion Reserve LP - Class G(b)(c)	7,619	32,149,910

TOTAL LIMITED PARTNERSHIP
(Cost $13,795,735)		32,149,910

Security Description	Shares	Value
WARRANTS (0.82%)
Gold Mining (0.82%)
Contango ORE, Inc. (Expiring 5/9/2026), Exercise Price $30.00(e)	100,000	10
i-80 Gold Corp. (Expiring 11/16/2027), Exercise Price $.70	11,300,000	10,846,870
Minera Alamos, Inc. (Expiring 9/17/2028), Exercise Price CAD $7.05(e)(f)	2,535,211	2,461,949
New Found Gold Corp. (Expiring 12/16/2026), Excercise Price CAD $5.00(e)(f)	1,662,500	21,863
Osisko Development Corp. (Expiring 3/2/2027), Excercise Price CAD $14.75	499,999	45,827
Osisko Development Corp. (Expiring 8/15/2027), Exercise Price $2.56	1,290,000	1,327,410
Total Gold Mining		14,703,929

TOTAL WARRANTS
(Cost $860,154)		14,703,929

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.70%)
Money Market Fund (0.57%)
Invesco Treasury Portfolio
(Cost $10,153,418)	3.55%	10,153,418	$10,153,418

Investments Purchased with Collateral from Securities Loaned (3.13%)
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%
(Cost $56,230,161)		56,230,161	$56,230,161
TOTAL SHORT TERM INVESTMENTS
(Cost $66,383,579)			66,383,579

TOTAL INVESTMENTS (100.82%)
(Cost $750,501,805)			$1,807,474,134
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.82%)			(14,736,400)
NET ASSETS - 100.00%			$1,792,737,734

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	Non-income producing security.
(d)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan was $59,072,468. The loaned securities were secured with cash collateral of $56,230,161. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $45,954,525, representing 2.56% of net assets.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the market value of those securities was $25,884,515, representing 1.44% of net assets.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2026	Market Value as of January 1, 2026	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Dividend Income	Realized Gain/(Loss)	Market Value as of March 31, 2026	Shares as of March 31, 2026
Common Stock
Financial
Gold Bullion International, LLC	5,000,000	$7,150,000	-	$-	-	$-	$-	$759,003	$-	$7,150,000	5,000,000

Gold Mining
International Tower Hill Mines, Ltd.(a)(b)	19,627,315	36,178,724	-	-	(9,813,550)	(21,786,304)	17,908,498	-	(9,585,081)	22,715,837	9,813,465

Limited Partnership
Financial
Tocqueville Bullion Reserve LP - Class G(a)(c)	7,619	30,369,028	-	-	-	-	1,780,882	-	-	32,149,910	7,619
		$73,697,752		$-		$(21,786,304)	$19,689,380	$759,003	$(9,585,081)	$62,015,747

Securities no longer affiliated at March 31, 2026							17,908,498			22,715,837
Securities affiliated at March 31, 2026							$1,780,882			$39,299,910

(a)	Non-income producing security
(b)	Security is no longer an affiliated company at March 31, 2026
(c)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.